Accumulated Other Comprehensive Income (Loss) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Comprehensive Income Loss Note [Abstract]
Realized gain on sale of securities - Available for sale securities	$ 24	$ 64
Realized gain on sale of securities - Held to maturity securities	12	42
Provision for Income Taxes	(12)	(36)
Net Income	$ 24	$ 70